Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of significant accounting policies
Disclosure of accounting policies requiring a more significant choice among policies and/or a more significant application of judgment

Accounting policy requiring a more significant choice among policies and/or a more significant application of judgment
Accounting policy		Yes	No
General application
(a)	Basis of presentation		X
(b)	Consolidation		X
(c)	Use of estimates and judgments	X
(d)	Financial instruments–recognition and measurement		X
(e)	Hedge accounting		X
Results of operations focused
(f)	Revenue recognition	X
(g)	Depreciation, amortization and impairment	X
(h)	Translation of foreign currencies		X
(i)	Income and other taxes	X
(j)	Share-based compensation		X
(k)	Employee future benefit plans	X
Financial position focused
(l)	Cash and cash equivalents		X
(m)	Property, plant and equipment; intangible assets	X
(n)	Leases		X

Schedule of useful lives of property, plant, and equipment, right-of-use lease assets and intangible assets

Estimated useful lives for the majority of our property, plant and equipment and right of use lease assets subject to depreciation are as follows:

Estimated
useful lives
Computer hardware and network assets	2 to 10 years
Buildings and leasehold improvements	5 to 20 years
Furniture and equipment	3 to 7 years
Right-of-use lease assets	3 to 20 years

Estimated useful lives for the majority of our intangible assets subject to amortization are as follows:

Estimated
useful lives
Customer contracts and related customer relationships	4 to 15 years
Software	3 to 7 years
Brand	3 years
Standard operating procedures	5 years
Crowdsource assets	8 years